COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2021 are payable as follows:

Twelve months ending June 30,	Minimum purchase commitment
2022	¥8,099,019	$1,254,135
2023	300,000	46,455
2024	300,000	46,455
2025	300,000	46,455
2026	150,000	23,228
Thereafter	—	—
Total minimum payments required	¥9,149,019	$1,416,728

Schedule of Non - cancellable operating lease agreements

The Company entered into several non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases were included in lease liabilities as disclosed in Note 11, other than those within under lease agreements within one year which are disclosed as follows as of June 30, 2021:

Twelve months ending June 30,	RMB	U.S. Dollars
2022	¥511,508	$79,207
Total	¥511,508	$79,207